SUPPLEMENT DATED MAY 15, 2009

  TO THE VARIABLE ANNUITY PROSPECTUS DATED AND SUPPLEMENTED APRIL 27, 2009 OF:

                              ALLIANZ REWARDS[{R}]
                              ALLIANZ ALTERITY[{R}]
                            ALLIANZ HIGH FIVE[{R}] L
                             ALLIANZ HIGH FIVE[{R}]
                  VALUEMARK[{R}] II & III AND VALUEMARK[{R}]IV
                         ALLIANZ ADVANTAGE[{R}] NEW YORK
                        ALLIANZ OPPORTUNITY[{R}] NEW YORK
                        ALLIANZ CHARTER[{R}] II NEW YORK

                                    ISSUED BY
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                               COMPANY OF NEW YORK
  AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

  This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

   This supplement also updates information applicable to certain additional contracts and policies issued by Allianz Life Insurance Company that are not referenced above, which are no longer offered for sale.

1.  NOTICE OF LIQUIDATION

The Board of Trustees of PIMCO Variable Insurance Trust has approved a Plan of Liquidation for the Investment Option listed below. Effective on or about July 17, 2009, shares of the PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio will be liquidated and the proceeds will be used to purchase shares of the AZL Money Market Fund, owned through variable insurance products issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York (known collectively as "Allianz Life Insurance Company"). There will be no fee charged for the liquidations and the liquidations will not count toward any limit on free transfers.

           INVESTMENT OPTION TO BE LIQUIDATED            SHARE CLASS          AZL REPLACEMENT INVESTMENT OPTION         SHARE CLASS
PIMCO VIT STOCKSPLUS[{R}] GROWTH AND INCOME               Admin                   AZL MONEY MARKET FUND                  Class 2
                       PORTFOLIO                                      (Subadviser - BlackRock Institutional Management
 (Adviser - Pacific Investment Management Company LLC)                                  Corporation)

Prior to the liquidation, you may transfer the Contract Value attributable to the Investment Option being liquidated to another Investment Option(s) available under your Contract. If you choose, you can divide the applicable Contract Value, transferring part to one Investment Option and part to other Investment Options, subject to any Contract limitations on minimum investment in a particular Investment Option. After the liquidation, Allianz Life Insurance Company will send you a confirmation notice within five days after the liquidation has taken place.

If you have not already received a current prospectus for the Replacement Investment Option, you can obtain a copy of the prospectus for the Replacement Investment Option or for any of the other Investment Options available under your Contract, free of charge, by calling our Service Center toll-free at (800) 624-0197.

2.  THE FOLLOWING CHANGES APPLY TO THE ALLIANZ ALTERITY AND REWARDS
    PROSPECTUSES.

The "Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit" section, in section 4 of the prospectus, is updated to reflect the correct Investment Option group for the following funds:

INVESTMENT OPTION                                                                          GROUP
AZL Davis NY Venture Fund                                                                    C
AZL Schroder Emerging Markets Equity Fund                                                    C
AZL BlackRock Growth Fund                                                                    C
AZL Legg Mason Growth Fund  (name change to AZL BlackRock Growth Fund on January 26, 2009)  NA

                                                                    PRO-010-0409